Note 7 - Stockholders' Equity - Preferred Stock Summary (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Preferred stock, outstanding (in shares)	400	2,486	3,450
Preferred Stock	$ 376,095	$ 1,932,433	$ 1,971,333
Series B Convertible Preferred Stock [Member]
Preferred stock, outstanding (in shares)	100	100	100
Preferred Stock	$ 76,095	$ 76,095	$ 76,095
Series C Convertible Preferred Stock [Member]
Preferred stock, outstanding (in shares)			2,150
Preferred Stock			$ 705,238
Series E Convertible Preferred Stock [Member]
Preferred stock, outstanding (in shares)			1,200
Preferred Stock			$ 1,190,000
Series H Convertible Preferred Stock [Member]
Preferred stock, outstanding (in shares)	0	1,686
Preferred Stock		$ 1,156,338
Series I Convertible Preferred Stock [Member]
Preferred stock, outstanding (in shares)	0	700
Preferred Stock		$ 700,000